Operating segments	12 Months Ended
Dec. 31, 2023
Segment information [Abstract]
Disclosure of entity's operating segments [text block]
The assets, liabilities and operating income (loss) are mainly located in France and in Switzerland (the latter as a result of the acquisition of Versantis in September 2022).

Revenue breakdown by geographical area

Revenue by destination	Year ended
(in € thousands)	12/31/2021	12/31/2022	12/31/2023
Revenue from France	100%	100%	100%
Revenue from other countries	—%	—%	—%
TOTAL	100%	100%	100%

In 2023, 2022, and 2021 revenue was generated entirely in France. Substantially all revenue was generated from Ipsen in 2023.

Non-current assets by geographical area
Non-current assets break down by geographical area as follows:

NON-CURRENT ASSETS	As of December 31, 2022			As of December 31, 2023
(thousands of euros)	France	Switzerland	Total	France	Switzerland	Total
TOTAL	12,923	44,158	57,081	13,869	46,889	60,758